Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(11)	Income Taxes

The components of the net deferred tax asset at  December 31, 2022 and 2021 were as follows:

	In Thousands
	2022	2021
Deferred tax asset:
Federal	$40,690	11,604
State	13,095	3,613
	53,785	15,217
Deferred tax liability:
Federal	(1,850)	(1,822)
State	(612)	(603)
	(2,462)	(2,425)
Net deferred tax asset	$51,323	12,792

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) at  December 31, 2022 and 2021 were:

	In Thousands
	2022	2021
Financial statement allowance for credit losses in excess of tax allowance	$10,128	10,129
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,801)	(2,098)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,464	1,347
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Financial statement off-balance sheet exposure allowance for credit losses in excess of tax allowance	1,604	—
Unrealized loss on securities available-for-sale	39,073	2,235
Equity based compensation	1,224	1,028
Other items, net	(42)	478
Net deferred tax asset	$51,323	12,792

The components of income tax expense (benefit) at  December 31, 2022, 2021 and 2020 are summarized as follows:

	In Thousands
	Federal	State	Total
2022
Current	$15,096	2,011	17,107
Deferred	(1,565)	(486)	(2,051)
Total	$13,531	1,525	15,056
2021
Current	$13,580	2,084	15,664
Deferred	(698)	(234)	(932)
Total	$12,882	1,850	14,732
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618

A reconciliation of actual income tax expense of $15,056,000, $14,732,000 and $9,618,000 for the years ended December 31, 2022, 2021 and 2020, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2022, 2021 and 2020 to earnings before income taxes) is as follows:

	In Thousands
	2022	2021	2020
Computed “expected” tax expense	$14,301	13,473	10,103
State income taxes, net of Federal income tax benefit	1,117	1,584	552
Tax exempt interest, net of interest expense exclusion	(274)	(237)	(245)
Earnings on cash surrender value of life insurance	(273)	(205)	(173)
Expenses not deductible for tax purposes	23	12	14
Equity based compensation	(55)	(28)	(6)
Other	217	133	(627)
	$15,056	14,732	9,618

Total income tax expense (benefit) for 2022, 2021 and 2020, includes $(423,000), $7,000 and $231,000 of expense (benefit) related to the realized gain and loss on sale of securities, respectively.

As of December 31, 2022, 2021 and 2020 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

No valuation allowance for deferred tax assets was recorded at December 31, 2022 and 2021 as management believes it is more likely than not that all of the deferred tax assets will be realized against deferred tax liabilities and projected future taxable income. There were no unrecognized tax benefits during any of the reported periods.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2019. The Company’s Federal tax returns have been audited through December 31, 2005 with no changes.